Cover	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2022
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38176
Entity Registrant Name	Venator Materials PLC
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	Titanium House
Entity Address, Address Line Two	Hanzard Drive
Entity Address, Address Line Three	Wynyard Park
Entity Address, City or Town	Stockton-On-Tees
Entity Address, Postal Zip Code	TS22 5FD
Entity Address, Country	GB
Contact Personnel Email Address	Kurt_Ogden@venatorcorp.com
Title of 12(b) Security	Ordinary Shares, $0.001 par value per share
Trading Symbol	VNTR
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	108,049,979
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001705682
Amendment Flag	false
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Titanium House
Entity Address, Address Line Two	Hanzard Drive
Entity Address, Address Line Three	Wynyard Park
Entity Address, City or Town	Stockton-On-Tees
Entity Address, Postal Zip Code	TS22 5FD
Entity Address, Country	GB
Contact Personnel Name	Kurt Ogden
Country Region	44
City Area Code	1740
Local Phone Number	608 091